Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.002 par value per share
Amount Registered | shares	12,266,965
Proposed Maximum Offering Price per Unit	37.00
Maximum Aggregate Offering Price	$ 453,877,705.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 69,488.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional ordinary shares, no par value ("Ordinary Shares"), of Bullish (the "Registrant") that may become issued under the Registrant's 2025 Omnibus Incentive Plan (the "Plan") as a result of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based upon the initial offering price per share of ordinary shares pursuant to the Registrant's Registration Statement on Form F-1/A (File No. 333-288780), declared effective on August 12, 2025.